Deconsolidation of Golar Power Entities - Consideration Received for the Disposal (Details) - Golar Power $ in Thousands	Jul. 06, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Consideration received from Stonepeak	$ 229,000
Less: Fee paid in relation to the transaction (see note 17)	(3,000)
Net proceeds	113,000
Retained Investment in Subsidiary
Schedule of Equity Method Investments [Line Items]
Consideration received from Stonepeak	$ 116,000
Stonepeak
Schedule of Equity Method Investments [Line Items]
Ownership percentage sold	50.00%